LVIP T. Rowe Price 2030 Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–48.69%
INVESTMENT COMPANIES–48.69%
Equity Funds–23.10%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	358,065	$4,380,206
LVIP SSGA S&P 500 Index Fund	1,348,028	39,114,376
LVIP SSGA Small-Cap Index Fund	112,508	3,337,675
		46,832,257
Fixed Income Fund–16.09%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	3,250,277	32,626,281
		32,626,281
International Equity Fund–9.50%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,707,927	19,251,749
		19,251,749
Total Affiliated Investments (Cost $59,595,828)		98,710,287

UNAFFILIATED INVESTMENTS–51.34%
INVESTMENT COMPANIES–51.34%
Equity Funds–26.29%
**T. Rowe Price Emerging Markets Discovery Stock Fund	272,980	3,881,774
**T. Rowe Price Growth Stock Fund	124,716	11,959,017
**T. Rowe Price Hedged Equity Fund	491,982	5,967,740
**T. Rowe Price Mid-Cap Growth Fund	26,332	2,447,281
**T. Rowe Price Mid-Cap Value Fund	66,736	2,061,489
**T. Rowe Price New Horizons Fund	28,208	1,409,815
**T. Rowe Price Real Assets Fund	620,234	9,092,629
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	42,296	$2,101,676
**T. Rowe Price Value Fund	307,459	14,379,885
		53,301,306
Fixed Income Funds–11.72%
**T. Rowe Price Dynamic Credit Fund	74,062	659,152
**T. Rowe Price High Yield Fund	989,270	5,797,120
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	1,041,360	9,695,065
**T. Rowe Price U.S. Treasury Long-Term Fund	1,031,914	7,594,887
		23,746,224
International Equity Funds–7.27%
**T. Rowe Price Emerging Markets Stock Fund	99,290	3,461,263
**T. Rowe Price International Stock Fund	246,361	4,978,949
**T. Rowe Price International Value Equity Fund	330,899	6,293,692
		14,733,904
International Fixed Income Funds–4.95%
**T. Rowe Price Emerging Markets Bond Fund	488,479	4,489,128
**T. Rowe Price International Bond Fund	654,089	5,553,215
		10,042,343
Money Market Fund–1.11%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	2,243,464	2,243,464
		2,243,464
Total Unaffiliated Investments (Cost $97,650,205)		104,067,241

TOTAL INVESTMENTS–100.03% (Cost $157,246,033)	202,777,528
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(66,962)
NET ASSETS APPLICABLE TO 17,341,761 SHARES OUTSTANDING–100.00%	$202,710,566

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP T. Rowe Price 2030 Fund–1

LVIP T. Rowe Price 2030 Fund
Notes
March 31, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Number of Shares 03/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-48.69%@
Equity Funds-23.10%@
✧✧LVIP SSGA Mid-Cap Index Fund	$4,766,040	$—	$100,000	$(2,446)	$(283,388)	$4,380,206	358,065	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	40,718,412	1,800,000	1,650,000	495,658	(2,249,694)	39,114,376	1,348,028	—	—
✧✧LVIP SSGA Small-Cap Index Fund	3,688,701	—	—	—	(351,026)	3,337,675	112,508	—	—
Fixed Income Fund-16.09%@
✧✧LVIP SSGA Bond Index Fund	31,866,717	300,000	400,000	(92,631)	952,195	32,626,281	3,250,277	—	—
International Equity Fund-9.50%@
✧✧LVIP SSGA International Index Fund	17,934,978	550,000	625,000	(27,972)	1,419,743	19,251,749	1,707,927	—	—
Total	$98,974,848	$2,650,000	$2,775,000	$372,609	$(512,170)	$98,710,287		$—	$—

@ As a percentage of Net Assets as of March 31, 2025.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2030 Fund–2